JPMorgan Russia Fund | Class A, Class C & Select Class Shares
JPMorgan Russia Fund Class/Ticker: A/JRUAX; C/JRUCX; Select/JRUSX
What is the goal of the Fund?
The Fund will seek long-term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 73 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees JPMorgan Russia Fund Class A, Class C & Select Class Shares	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JPMorgan Russia Fund Class A, Class C & Select Class Shares		Class A	Class C	Select Class
Management Fees		1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		1.39%	1.35%	1.35%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		1.14%	1.10%	1.10%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.90%	3.36%	2.61%
Fee Waivers and Expense Reimbursements	[1]	(0.89%)	(0.85%)	(0.85%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	2.01%	2.51%	1.76%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A and Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 2.00%, 2.50% and 1.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/13, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example JPMorgan Russia Fund Class A, Class C & Select Class Shares (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	718	1,296	1,899	3,519
CLASS C SHARES	354	954	1,677	3,592
SELECT CLASS SHARES	179	731	1,309	2,881

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption JPMorgan Russia Fund Class A, Class C & Select Class Shares (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	718	1,296	1,899	3,519
CLASS C SHARES	254	954	1,677	3,592
SELECT CLASS SHARES	179	731	1,309	2,881

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
What are the Fund’s main investment strategies?

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Russian companies or instruments that have similar economic characteristics. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund may, to a lesser extent, invest in equity securities of companies in the former Soviet Union countries other than Russia, or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

Investment Process: In managing the Fund, the adviser will use an active style of portfolio management which focuses on bottom-up stock selection conducted by experienced country specialists.

In managing the Fund, the adviser seeks to add value primarily through stock selection decisions. The adviser places a strong emphasis on bottom-up stock research conducted by country specialists. Macro research is used as a framework for this bottom-up analysis. The investment process is characterized by identifying and purchasing securities issued by high quality companies with sustainable earnings growth on attractive valuations, and avoiding overvalued stocks and markets. The adviser prefers to construct a concentrated portfolio, thereby facilitating greater knowledge of the underlying holdings.

The Fund will sell securities if the adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if the adviser believes that more attractive opportunities are available.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Russian Market Risk. Investing in Russian securities is highly speculative and involves significant risks and special considerations. Since the breakup of the Soviet Union in 1991, Russia continues to experience dramatic political and social change. Though Russia has been transitioning from a centrally controlled command system to a more market-oriented democratic model, recent political developments have trended back to high government involvement and centralized control in some industries, such as Russia’s oil and gas industries. The Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the U.S., with a few issuers representing a large percentage of market capitalization and trading volume.

The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. There is the potential for expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities. The Russian economy is heavily dependent upon the export of commodities including most industrial metals, forestry products, oil and gas. Accordingly, it is strongly affected by international commodity prices and global demand for these products. Furthermore, it is possible that the Fund’s ownership rights could be lost through fraud or negligence because ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund’s shareholders.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Non-Diversified Fund Risk. Since the Fund is nondiversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A Shares over the past four calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. The table compares that performance to the Morgan Stanley Capital International (MSCI) Russia Index (net of foreign withholding taxes) and the Lipper Emerging Markets Funds Index, an index based on the total return of certain funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	56.75%
Worst Quarter	4th quarter, 2008	-60.40%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns JPMorgan Russia Fund Class A, Class C & Select Class Shares	Past 1 Year	Life of Fund	Inception Date
Return Before Taxes CLASS A SHARES	(38.84%)	(10.42%)	Feb. 28, 2007
Return Before Taxes CLASS C SHARES	(36.77%)	(9.88%)	Feb. 28, 2007
Return Before Taxes SELECT CLASS SHARES	35.28%	(9.17%)	Feb. 28, 2007
Return After Taxes on Distributions CLASS A SHARES	(38.84%)	(10.56%)	Feb. 28, 2007
Return After Taxes on Distributions and Sale of Fund Shares CLASS A SHARES	(25.25%)	(8.53%)	Feb. 28, 2007
MSCI RUSSIA INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(19.55%)	(7.57%)
LIPPER EMERGING MARKETS FUNDS INDEX (Reflects No Deduction for Taxes)	(18.37%)	1.38%

After-tax returns are shown only for the Class A Shares, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.